Employee Benefit Plans - Changes in Plan Assets (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	$ 10.5
Net transfers in	10.9
Purchases	0.1
Net unrealized gains	2.0
Fair value of plan assets, ending balance	$ 23.5